Note 19 - Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about objectives, policies and processes for managing capital [text block]
Cash	$2,567,868
Shareholders' equity	$156,374,686